IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	12 days
Positive trading days	95.00%
Percentage of P&C deposits in total funding	70.00%	70.00%
GMR. threshold days, out of every one hundred days	1 day
GMR, threshold period	100 days
GMR, holding period	1 day
IDSR, threshold days, out of every one hundred days	1 day
IDSR, threshold period	100 days
IDSR, holding period	10 days
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (2,489)	$ (2,211)
Increase (decrease) to economic value of shareholders equity from prior period	278
NII Sensitivity	720	920
Increase (decrease) to net interest income from last period	(200)
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	1,914	1,599
Increase (decrease) to economic value of shareholders equity from prior period	315
NII Sensitivity	(983)	$ (1,099)
Increase (decrease) to net interest income from last period	$ (116)